Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table includes the activity for all stock options granted:

	Number of shares(2)	Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic Value(1)
	(In thousands)	(In dollars)	(In years)
Balances as of December 31, 2020	10,293	$3.72	7.84	$—
Granted	1,538	4.17
Exercised	(745)	3.79
Forfeited options	(651)	3.48
Expired or cancelled options	(1,334)	3.86
Balances as of December 31, 2021	9,101	$3.78	6.35	$35,014
Exercisable as of December 31, 2021	6,324	$3.83	5.40
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(1)Aggregate intrinsic value is calculated based on the difference between our closing stock price at year end and the exercise price, multiplied by the number of in-the-money options and represents the pre-tax amount that would have been received by the option holders, had they all exercised all their options on the fiscal year-end date.
(2)Shares include time-based options and exclude the CEO milestone awards, totaling 1.6 million shares described below.

Share-based Compensation Expense
Stock-based compensation expense recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
	(In thousands)
Cost of revenue	$362	$—
Research and development	541	1,413
Selling, general and administrative	9,718	1,741
	$10,621	$3,154

Schedule of Valuation Assumptions
The weighted average assumptions used to value the option grants for 2021 and 2020 are as follows:

	2021			2020
Expected life (in years)	5.00	-	6.12	5.92	-	6.12
Volatility	60.0%			60.0%
Risk-free interest rate	0.60%	-	1.85%	0.39%	-	1.63%
Dividend yield	—		—	—		—